Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule of Delinquent Participant Contributions

Schedule H, Line 4a - Schedule of Delinquent Participant Contributions

EIN #36-2090085 Plan #002

December 31, 2025

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	Participant	if late				Total Fully
	Contribution	participant		Contributions	Contributions	Corrected
	Transferred	loan	Contributions	Corrected	Pending	Under VFCP
	Late to the	repayments	Not	Outside of	Correction in	and PTE
Plan Year	Plan	are included	Corrected	VFCP	VFCP	2002-51
2025	$36		36

	$36		$36